Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Assets
Cash and cash equivalents	$ 1,309	$ 106
Accounts receivable, net	3,945	9,275
Inventories, net	2,078	3,369
Prepaid expenses and other current assets	794	496
Current portion of lease receivable		21
Total Current Assets	8,126	13,636
Fixed assets, net	88	6,031
Right-of-use assets, operating leases	20	6,490
Lease receivable, long-term		456
Intangible assets		7,001
Deferred tax assets		150
Other assets	168
Total Assets	8,402	33,764
Current Liabilities
Accounts payable	2,147	39,842
Accrued liabilities	1,375	1,855
Current portion of long-term borrowings		31,575
Convertible debt, short-term		2,230
Operating lease liability, short-term	21	1,469
Income tax payable		300
Deferred revenue		29
Short-term borrowings		3,715
Total Current Liabilities	3,543	81,303
Non-current Liabilities
Long-term borrowings		696
Operating lease liability, long-term		5,623
Convertible debt, long-term	4,452
Deferred tax liability		1,261
Total Non-current Liabilities	4,452	7,580
Total Liabilities	7,995	88,883
Stockholders’ Equity
Common Stock, $0.001 par value, 200,000,000 shares authorized, 24,915,740 & 22,495,955 shares issued and outstanding as of September 30, 2025 and 2024, respectively	31	22
Additional paid-in capital	23,304	12,491
Accumulated deficit	(22,928)	(70,031)
Accumulated other comprehensive income		2,399
Total Stockholders’ Equity	407	(55,119)
Total Liabilities and Stockholders’ Equity	8,402	33,764
Related Party [Member]
Assets
Due from related parties		369
Current Liabilities
Due to related parties		$ 288